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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-02735
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                                Elfun Tax-Exempt Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS




ELFUN TAX-EXEMPT INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2005 (UNAUDITED)


                                                                       PRINCIPAL              VALUE
                                                                          AMOUNT
----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.3%
----------------------------------------------------------------------------------------------------
ALABAMA - 1.4%
Alabama Public School & College Authority
(Series D)
5.75%                                      08/01/13                       $5,000             $5,567
Alabama Water Pollution Control Authority
(Series A) (AMBAC Insured)
4.75%                                      08/15/21                        5,000              5,093  (f)
City of Birmingham AL (Series B)
5.25%                                      06/01/24                        2,240              2,385
City of Birmingham AL (Series C)
5.25%                                      05/01/17                        3,395              3,771
Montgomery BMC Special Care Facilities
Financing Authority (Series A) (MBIA
Insured)
4.58%                                      11/15/20                        8,375              7,906  (f)
                                                                                             24,722

ALASKA - 0.2%
City of Anchorage AK (MBIA Insured)
6.50%                                      12/01/10                        2,825              3,287  (f)

ARIZONA - 2.4%
Arizona State Transportation Board
(Series A)
6.00%                                      07/01/08                        5,000              5,449
Arizona State University (FSA Insured)
5.25%                                      07/01/15                        5,000              5,591  (f)
City of Scottsdale AZ
5.00%                                      07/01/24                        5,000              5,393
Maricopa County AZ
5.00%                                      04/01/14 - 04/01/31             4,820              5,101
Maricopa County Industrial Development
Authority
5.50%                                      07/01/26                        7,500              8,026
Maricopa County Stadium District (AMBAC
Insured)
5.38%                                      06/01/16                        2,145              2,398  (f)
Northern Arizona University (FGIC Insured)
5.50%                                      06/01/34                        2,000              2,216  (f)
Phoenix Civic Improvement Corp. (FGIC
Insured)
5.50%                                      07/01/23 - 07/01/24             7,260              8,662  (f)
                                                                                             42,836

CALIFORNIA - 7.2%
Acalanes Union High School District (FGIC
Insured)
3.95%                                      08/01/21                        5,815              2,752  (b,f)
California State Public Works Board
(Series D)
5.00%                                      05/01/30                        7,500              7,960
California Statewide Communities
Development Authority
5.00%                                      07/01/27                       11,500             12,034
5.25%                                      07/01/30 - 07/01/35            10,000             10,478
California Statewide Communities
Development Authority (Series B)
3.91%                                      09/08/13                        5,000              5,000  (b)
Desert Community College District (Series
A) (MBIA Insured)
5.00%                                      08/01/29                       11,300             12,738  (f)
Marin Community College District (Series
A) (MBIA Insured)
5.00%                                      08/01/27 - 08/01/28            11,340             12,238  (f)
Port of Oakland CA (Series M) (FGIC
Insured)
5.25%                                      11/01/16 - 11/01/17            14,300             15,931  (f)
Sacramento City Financing Authority
(AMBAC Insured)
5.38%                                      11/01/14                       12,725             14,673  (f)
Sacramento County Sanitation District
(Series A)
5.88%                                      12/01/27                       13,475             13,792
San Diego Unified School District (Series
E) (FSA Insured)
5.25%                                      07/01/17 - 07/01/19             8,795              9,933  (f)
San Jose Redevelopment Agency (MBIA
Insured)
5.00%                                      08/01/20                        2,225              2,251  (f)
University of California (Series A)
(AMBAC Insured)
5.00%                                      05/15/34                        6,000              6,326  (f)
                                                                                            126,106

COLORADO - 2.2%
City of Colorado Springs CO (Series A)
(MBIA Insured)
5.38%                                      11/15/26                       10,000             10,522  (f)
Colorado Health Facilities Authority
5.00%                                      03/01/25                        5,000              5,099
Colorado Water Resources & Power
Development Authority (Series A)
5.25%                                      09/01/17 - 09/01/18             5,880              6,492
County of Adams CO (MBIA Insured)
5.25%                                      08/01/19                        7,130              7,900  (f)
E-470 Public Highway Authority (Series A)
(MBIA Insured)
5.00%                                      09/01/26                        4,280              4,460  (f)
5.75%                                      09/01/35                        4,000              4,506  (f)
                                                                                             38,979

CONNECTICUT - 5.9%
City of Stamford CT
5.25%                                      07/15/11                        3,450              3,677
5.25%                                      07/15/11                        2,670              2,858  (e)
City of Stamford CT (Series A)
4.60%                                      08/01/14                        2,235              2,352
4.70%                                      08/01/15                        1,635              1,725
Connecticut Resource Recovery Authority
(Series A) (MBIA Insured)
5.50%                                      11/15/12                        3,865              4,076  (f)
Connecticut State Clean Water Fund
4.88%                                      09/01/19                        5,335              5,785  (e)
Connecticut State Health & Educational
Facilities Authority (Series A) (MBIA
Insured)
5.13%                                      11/01/12                        1,495              1,537  (e,f)
Mashantucket Western Pequot Tribe CT
(Series B)
5.70%                                      09/01/12                        2,500              2,654  (a)
5.75%                                      09/01/18                        9,500             10,020  (a)
South Central Regional Water Authority
Water System Revenue (MBIA Insured)
5.00%                                      08/01/27                        6,755              7,259  (f)
South Central Regional Water Authority
Water System Revenue (Series A) (MBIA
Insured)
5.00%                                      08/01/33                       10,000             10,662  (f)
State of Connecticut (MBIA Insured)
6.00%                                      10/01/09                        5,250              5,876  (f)
State of Connecticut (Series A)
5.25%                                      03/15/14                        3,175              3,406
State of Connecticut (Series B)
5.25%                                      11/01/05 - 11/01/07            15,890             16,468
State of Connecticut (Series C)
5.25%                                      10/15/13                        1,250              1,352  (e)
5.50%                                      08/01/05                        2,855              2,861
State of Connecticut (Series D)
5.50%                                      12/01/07 - 12/01/08            19,665             20,952
5.50%                                      12/01/07                           75                 80  (d)
5.50%                                      12/01/08                          200                214  (e)
                                                                                            103,814

DELAWARE - 0.3%
State of Delaware
5.25%                                      04/01/13 - 04/01/14             4,545              4,991  (e)

DISTRICT OF COLUMBIA - 1.3%
District of Columbia (MBIA Insured)
5.75%                                      09/15/20                        5,000              5,525  (f)
District of Columbia (Series A) (MBIA
Insured)
5.25%                                      06/01/27                        8,665              9,146  (f)
5.25%                                      06/01/27                        1,335              1,439  (e,f)
District of Columbia (Series B) (FSA
Insured)
5.25%                                      06/01/26                        6,900              7,301  (f)
                                                                                             23,411

FLORIDA - 2.5%
Florida State Board Education (Series B)
5.38%                                      06/01/16                       10,000             11,259
Florida State Board of Education (Series
D)
4.50%                                      06/01/21                        5,000              5,093
Hillsborough County Industrial
Development Authority (Series A)
5.00%                                      10/01/18                        5,000              5,226
5.25%                                      10/01/24                        5,500              5,792
Hillsborough County Industrial
Development Authority (Series B)
5.25%                                      10/01/15                        5,130              5,527
Jacksonville Electric Authority
5.25%                                      10/01/20                        3,000              3,020
North Broward Hospital District
5.70%                                      01/15/16                        1,915              2,083
South Miami Health Facilities Authority
5.25%                                      11/15/33                        6,380              6,688
                                                                                             44,688

GEORGIA - 4.8%
City of Atlanta GA (FSA Insured)
5.75%                                      11/1/26 - 11/01/27             15,460             19,088  (f)
City of Atlanta GA (Series B) (FSA
Insured)
5.25%                                      01/01/33                        4,000              4,299  (f)
City of Augusta G.A. (FSA Insured)
5.25%                                      10/01/34                        9,000              9,883  (f)
County of Fulton GA (FGIC Insured)
5.00%                                      01/01/30                        5,000              5,316  (f)
5.25%                                      01/01/35                       10,500             11,405  (f)
De Kalb County GA
5.00%                                      10/01/28                        6,500              6,818
Fayette County School District (FSA
Insured)
4.58%                                      03/01/22                        2,520              2,023  (b,f)
4.63%                                      03/01/23                        2,290              1,833  (b,f)
Henry County Hospital Authority (MBIA
Insured)
5.00%                                      07/01/24                        1,865              2,007  (f)
Marietta Development Authority
5.00%                                      09/15/29                        2,365              2,480
Private Colleges & Universities Authority
5.25%                                      06/01/18 - 06/01/20             5,250              5,768
Private Colleges & Universities Authority
(Series A)
6.00%                                      06/01/21                        2,410              2,536
Private Colleges & Universities
Facilities Authority (MBIA Insured)
6.50%                                      11/01/15                        4,010              4,875  (d,f)
State of Georgia (Series C)
6.50%                                      04/01/08                        2,805              3,079
6.50%                                      04/01/08                           15                 16  (d)
State of Georgia (Series D)
6.50%                                      08/01/08                        2,500              2,770
                                                                                             84,196

HAWAII - 1.8%
Honolulu City & County HI (Series A)
6.00%                                      01/01/12                        1,265              1,458
6.00%                                      01/01/12                          735                854  (d)
State of Hawaii (FSA Insured)
5.25%                                      07/01/16                       10,000             11,057  (f)
5.75%                                      02/01/14                        6,500              7,585  (f)
State of Hawaii (Series B) (FSA Insured)
5.25%                                      07/01/20 - 07/01/21             9,425             10,898  (f)
                                                                                             31,852

ILLINOIS - 3.4%
County of Cook IL (Series C) (AMBAC
Insured)
5.50%                                      11/15/26                       10,000             11,055  (f)
Illinois Educational Facilities Authority
(Series A) (AMBAC Insured)
5.70%                                      07/01/24                       10,000             10,703  (f)
Illinois Finance Authority (Series A)
5.50%                                      08/15/43                        5,000              5,436
Illinois Health Facilities Authority
6.13%                                      11/15/22                        3,500              3,905
Metropolitan Pier & Exposition Authority
6.50%                                      06/15/27                          305                306
Metropolitan Pier & Exposition Authority
(AMBAC Insured)
5.38%                                      06/01/14                       15,000             15,793  (f)
Metropolitan Pier & Exposition Authority
(MBIA Insured)
4.34%                                      06/15/19                        4,000              3,147  (b,f)
University of Illinois (Series B) (FGIC
Insured)
5.25%                                      04/01/32                        8,500              8,968  (f)
                                                                                             59,313

INDIANA - 1.8%
Indiana Health Facility Financing
Authority (Series A) (AMBAC Insured)
5.38%                                      03/01/34                        5,500              5,973  (f)
Indiana Transportation Finance Authority
5.50%                                      12/01/20                        5,000              5,590  (e)
Indiana Transportation Finance Authority
(Series A) (AMBAC Insured)
5.00%                                      11/1/12 - 11/01/16             16,555             17,382  (f)
Indianapolis Local Public Improvement
Bond Bank (Series A)
6.00%                                      01/01/15                        2,425              2,729
                                                                                             31,674

IOWA - 0.3%
Iowa Finance Authority (Series V)
5.25%                                      08/15/12 - 08/15/14             2,105              2,203  (d)
5.38%                                      08/15/17                        2,460              2,564  (d)
                                                                                              4,767

KENTUCKY - 0.3%
University of Kentucky (Series Q) (FGIC
Insured)
5.25%                                      05/01/20                        4,545              4,998  (e,f)

LOUISIANA - 0.5%
Louisiana Public Facilities Authority
(Series A) (MBIA Insured)
5.38%                                      05/15/16                        7,870              8,789  (f)

MAINE - 0.9%
Maine Health & Higher Educational
Facilities Authority (Series C)
5.13%                                      07/01/31                        5,000              5,286
Maine Health & Higher Educational
Facilities Authority (Series D) (FSA
Insured)
5.50%                                      07/01/23                          470                482  (f)
Maine Municipal Bond Bank (Series B)
5.50%                                      11/01/21                        3,325              3,675
Maine Municipal Bond Bank (Series C) (FSA
Insured)
5.35%                                      11/01/18                        5,310              5,783  (f)
                                                                                             15,226

MARYLAND - 3.1%
County of Prince Georges MD (Series A)
5.00%                                      10/01/22                        6,820              7,394
Maryland State Health & Higher
Educational Facilities Authority
5.13%                                      11/15/34                        7,200              7,634
State of Maryland
5.00%                                      10/15/11                        3,500              3,671  (e)
5.50%                                      08/01/17                       21,000             25,037
University System of Maryland (Series A)
5.25%                                      04/01/17                       10,035             11,093
                                                                                             54,829

MASSACHUSETTS - 4.6%
Commonwealth of Massachusetts (Series B)
5.50%                                      11/01/08                       18,035             19,478
Massachusetts Bay Transportation
Authority (Series A) (MBIA Insured)
4.75%                                      03/01/16                        4,500              4,671  (f)
Massachusetts St. Water Pollution
Abatement (Series 6)
5.63%                                      08/01/18                          115                128
5.63%                                      08/01/18                        6,885              7,774  (e)
Massachusetts State Turnpike Authority
(Series B) (MBIA Insured)
5.13%                                      01/01/23 - 01/01/37            20,500             21,246  (f)
Massachusetts State Water Resources
Authority (Series A)
6.50%                                      07/15/08 - 07/15/19            23,370             27,682
                                                                                             80,979

MICHIGAN - 2.6%
Detroit MI (Series A) (FSA Insured)
5.25%                                      07/01/21 - 07/01/22             3,500              4,061  (f)
Detroit MI (Series A) (MBIA Insured)
5.00%                                      07/01/25 - 07/01/27             9,070              9,404  (f)
Grand Rapids MI (FGIC Insured)
5.25%                                      01/01/17                        3,000              3,263  (f)
Hartland Consolidated School District
(FGIC Insured)
5.13%                                      05/01/22                        5,000              5,102  (e,f)
Kent Hospital Finance Authority (Series A)
5.25%                                      07/01/30                        6,845              7,016
Michigan Municipal Bond Authority
5.25%                                      10/01/17                        6,465              7,182
Michigan State Hospital Finance Authority
5.38%                                      12/01/30                        2,000              2,125
Michigan State Trunk Line (Series A)
(MBIA Insured)
5.00%                                      11/01/26                        4,000              4,214  (f)
Muskegon Heights Public Schools (MBIA
Insured)
5.00%                                      05/01/24                        2,650              2,788  (f)
                                                                                             45,155

MINNESOTA - 1.1%
City of Minneapolis MN (Series D) (AMBAC
Insured)
5.00%                                      11/15/34                        7,495              7,962  (f)
Minneapolis & St. Paul Metropolitan
Airports Commission (Series A) (AMBAC
Insured)
5.00%                                      01/01/30                        8,500              8,756  (f)
Plymouth Housing & Redevelopment Authority
5.00%                                      02/01/35                        3,135              3,313
                                                                                             20,031

MISSISSIPPI - 0.6%
State of Mississippi
5.50%                                      09/01/14                        7,500              8,640
State of Mississippi (Series A)
5.50%                                      12/01/19                        2,000              2,374
                                                                                             11,014

MISSOURI - 0.5%
Hazelwood School District (Series A)
(FGIC Insured)
5.00%                                      03/01/24                        3,000              3,256  (f)
Missouri State Health & Educational
Facilities Authority
5.25%                                      05/15/23                        2,300              2,454
6.00%                                      05/15/07                        2,340              2,476
                                                                                              8,186

NEBRASKA - 0.2%
Omaha Convention Hotel Corp. (Series A)
(AMBAC Insured)
5.13%                                      04/01/32                        2,590              2,740  (f)

NEVADA - 1.0%
County of Clark NV
5.50%                                      07/01/20                        7,565              8,223
County of Clark NV (MBIA Insured)
5.50%                                      07/01/30                        6,500              7,050  (f)
Las Vegas Special Improvement District No
707 (Series A) (FSA Insured)
5.55%                                      06/01/16                        1,880              2,045  (f)
                                                                                             17,318

NEW JERSEY - 8.5%
Cape May County Municipal Utilities
Authority (Series A) (FSA Insured)
5.75%                                      01/01/15 - 01/01/16             8,500             10,036  (f)
Essex County Improvement Authority (FSA
Insured)
5.25%                                      12/15/17                       10,000             11,169  (f)
New Jersey Economic Development Authority
5.75%                                      06/15/29                        3,000              3,212
New Jersey State Educational Facilities
Authority
5.25%                                      07/01/32                        2,625              2,754
New Jersey State Educational Facilities
Authority (Series A)
5.00%                                      07/01/30                        1,750              1,885
New Jersey State Educational Facilities
Authority (Series D)
5.25%                                      07/01/19                        4,000              4,663
New Jersey State Turnpike Authority
(AMBAC Insured)
6.50%                                      01/01/16                       10,675             12,856  (f)
6.50%                                      01/01/16                       39,285             47,471  (d,f)
New Jersey Transportation Trust Fund
Authority (Series C)
5.50%                                      06/15/19 - 06/15/24            31,280             36,005
New Jersey Transportation Trust Fund
Authority (Series C) (FSA Insured)
5.75%                                      12/15/14                        6,000              7,025  (f)
New Jersey Wastewater Treatment Trust
(Series C)
5.88%                                      06/15/06                        5,160              5,314
6.88%                                      06/15/08                        5,905              6,559
                                                                                            148,949

NEW MEXICO - 1.1%
New Mexico Finance Authority (Series B)
(MBIA Insured)
5.25%                                      06/15/20                        6,800              7,558  (f)
New Mexico Hospital Equipment Loan
Council (Series A)
5.50%                                      08/01/25 - 08/01/30            10,750             11,475
                                                                                             19,033

NEW YORK - 6.7%
City of New York NY (Series B)
5.25%                                      08/01/13                        1,475              1,547
5.25%                                      08/01/13                           25                 27  (e)
5.60%                                      08/15/06                       13,000             13,401
Municipal Assistance Corp. for the City
of New York (Series E)
5.20%                                      07/01/08                       10,000             10,356  (e)
New York City Municipal Water Finance
Authority
5.50%                                      06/15/33                        5,000              5,461
New York City Transitional Finance
Authority
5.50%                                      11/01/19 - 05/01/25            12,630             14,107
5.50%                                      05/01/25                        2,765              3,053  (e)
5.50%                                      05/01/25                        3,675              4,058  (e)
6.00%                                      11/15/19                        3,750              4,295  (e)
New York City Transitional Finance
Authority (Series A)
5.30%                                      11/15/09                        1,000              1,096
New York City Transitional Finance
Authority (Series B)
5.50%                                      11/15/11                        1,250              1,387
6.00%                                      11/15/10 - 11/15/11             2,545              2,915
New York City Transitional Finance
Authority (Series C)
5.50%                                      05/01/25                           30                 33  (e)
New York State Dormitory Authority
5.40%                                      07/01/10                        8,185              8,558
New York State Dormitory Authority
(Series A)
5.00%                                      07/01/25                        2,550              2,722
New York State Dormitory Authority
(Series B)
5.25%                                      11/15/23                       10,400             11,441
5.38%                                      07/01/20                        3,695              4,128
6.50%                                      08/15/10                        3,490              3,965
6.50%                                      08/15/10                            5                  6  (d)
New York State Dormitory Authority
(Series D)
7.00%                                      07/01/09                        5,220              5,598  (d)
New York State Environmental Facilities
Corp.
5.50%                                      06/15/13                       10,000             11,518
New York State Urban Development Corp.
5.50%                                      07/01/16                        7,000              7,323
                                                                                            116,995

NORTH CAROLINA - 1.3%
Cary NC
5.00%                                      03/01/21                        2,400              2,616
City of Charlotte NC
5.60%                                      06/01/20                        2,800              3,177
City of Charlotte NC (Series C)
5.00%                                      07/01/24                        1,460              1,568
Mecklenburg County NC (Series B)
4.50%                                      02/01/15                       14,000             14,861
                                                                                             22,222

OHIO - 4.1%
City of Cleveland OH (MBIA Insured)
5.50%                                      09/15/16                        5,200              5,463  (f)
Cleveland-Cuyahoga County Port Authority
(AMBAC Insured)
5.40%                                      12/01/15                        3,500              3,693  (e,f)
Columbus OH (Series 1)
5.63%                                      11/15/15                        7,310              8,292
County of Cuyahoga OH
6.00%                                      01/01/32                       10,000             11,182
County of Hamilton OH (Series A) (MBIA
Insured)
5.00%                                      12/01/19                        4,250              4,643  (f)
County of Hamilton OH (Series B) (AMBAC
Insured)
5.25%                                      12/01/32                        7,500              8,045  (f)
Franklin County OH (Series C)
5.00%                                      05/15/21                        2,685              2,872
5.25%                                      05/15/24                        1,400              1,505
Ohio State Higher Educational Facility
Commission
5.20%                                      11/01/26                        9,450             10,222
Ohio State Public Facilities Commission
(MBIA Insured)
4.50%                                      11/01/09                        1,500              1,510  (e,f)
Ohio State University (Series A)
5.25%                                      12/01/11                        3,150              3,515
Ohio State Water Development Authority
5.50%                                      12/01/20                        5,000              5,714
State of Ohio (Series A)
4.75%                                      06/15/18                        3,690              3,862
Steubenville OH
6.38%                                      10/01/20                        1,660              1,867
                                                                                             72,385

OKLAHOMA - 1.1%
Claremore Public Works Authority
(Series A) (FSA Insured)
5.25%                                      06/01/34                        6,315              6,886  (f)
Oklahoma Transportation Authority
(Series A) (AMBAC Insured)
5.25%                                      01/01/15                        9,125             10,128  (f)
Tulsa Industrial Authority (MBIA Insured)
5.00%                                      10/01/22                        2,000              2,071  (f)
                                                                                             19,085

OREGON - 0.0% *
State of Oregon
5.88%                                      10/01/18                          700                716

PENNSYLVANIA - 5.4%
Allegheny County Hospital Development
Authority (MBIA Insured)
5.38%                                      12/01/25                       27,000             27,671  (f)
Montgomery County Higher Education &
Health Authority (AMBAC Insured)
5.00%                                      10/01/09                        2,405              2,530  (f)
5.10%                                      10/01/10                        2,670              2,812  (f)
Pennsylvania Higher Educational Facilties
Authority
4.75%                                      07/15/21                        2,685              2,778
Pennsylvania Industrial Development
Authority (AMBAC Insured)
5.50%                                      07/01/17                        3,100              3,502  (f)
Pennsylvania State Higher Educational
Facilities Authority
5.50%                                      07/15/38                       10,750             11,457
6.00%                                      05/01/30                        5,000              5,590
Pennsylvania State University
5.00%                                      09/01/35                        6,000              6,414
Pennsylvania Turnpike Commission
(Series A) (AMBAC Insured)
5.00%                                      12/01/23                        2,125              2,255  (f)
5.00%                                      12/01/23                        2,875              3,006  (d,f)
5.25%                                      12/01/32                        5,000              5,482  (f)
Pittsburgh Public Parking Authority
(AMBAC Insured)
5.35%                                      12/01/10                          520                575  (f)
5.45%                                      12/01/11                          440                489  (f)
5.55%                                      12/01/12                        1,015              1,132  (f)
5.60%                                      12/01/13                        1,125              1,257  (f)
5.70%                                      12/01/14                        1,245              1,397  (f)
5.75%                                      12/01/15 - 12/01/16             2,330              2,619  (f)
Southcentral General Authority
5.38%                                      05/15/28                        4,100              4,623  (e)
5.38%                                      05/15/28                          900                993  (d)
State Public School Building Authority
(FSA Insured)
5.25%                                      06/01/27                        8,000              8,672  (f)
                                                                                             95,254

PUERTO RICO - 1.3%
Children's Trust Fund
5.75%                                      07/01/20                        5,125              5,493  (e)
Commonwealth of Puerto Rico (Series A)
5.50%                                      07/01/13                        6,500              7,370
Puerto Rico Public Buildings Authority
(Series H) (FGIC Insured)
5.25%                                      07/01/15                        8,000              9,237  (f)
                                                                                             22,100

SOUTH CAROLINA - 7.3%
Beaufort County SC (MBIA Insured)
5.50%                                      06/01/17 - 06/01/18             4,150              4,694  (f)
Berkeley County School District
5.25%                                      12/01/24                       15,000             15,963
City of Greenville SC
5.13%                                      02/01/22                        5,195              5,585
County of Charleston SC
5.90%                                      06/01/10                        2,170              2,234  (e)
6.00%                                      06/01/11 - 06/01/12             4,765              4,909  (e)
Dorchester County School District No 2
5.25%                                      12/01/22                        8,075              8,663
Florence County SC (Series A) (FSA
Insured)
5.25%                                      11/01/34                        6,750              7,254  (f)
Greenville County School District
5.25%                                      12/01/21                        2,000              2,175
5.50%                                      12/01/28                       16,725             18,252
Lexington County SC
5.50%                                      11/01/13                        5,000              5,620
South Carolina State Public Service
Authority (Series B) (FSA Insured)
5.13%                                      01/01/32                       17,000             18,003  (f)
5.50%                                      01/01/36                        5,000              5,455  (f)
South Carolina Transportation
Infrastructure Bank (Series A) (AMBAC
Insured)
5.25%                                      10/01/19                        9,780             10,989  (f)
South Carolina Transportation
Infrastructure Bank (Series A) (MBIA
Insured)
5.50%                                      10/01/30                       11,000             12,192  (e,f)
South Carolina Transportation
Infrastructure Bank (Series B) (AMBAC
Insured)
5.20%                                      10/01/22                        5,000              5,423  (f)
                                                                                            127,411

TENNESSEE - 0.8%
Chattanooga Health Educational & Housing
Facility Board
5.00%                                      10/01/25                        2,210              2,190
Knox County Health Educational & Housing
Facilities Board (FSA Insured)
4.02%                                      01/01/16                       12,000              7,509  (b,f)
Knox County Health Educational & Housing
Facilities Board (Series B) (MBIA Insured)
7.25%                                      01/01/09                        4,500              5,114  (f)
                                                                                             14,813

TEXAS - 5.1%
City of Austin TX
5.38%                                      09/01/16 - 09/01/17            10,350             11,332
City of Austin TX (Series A) (AMBAC
Insured)
5.50%                                      11/15/16                        5,450              6,369  (f)
City of Fort Worth TX
5.00%                                      02/15/18                        2,800              2,953
City of Houston (Series B) (AMBAC Insured)
5.75%                                      12/01/14                        5,000              5,742  (e,f)
City of Houston TX (Series B) (FGIC
Insured)
5.25%                                      12/01/21                       20,000             21,366  (e,f)
City of Plano TX
4.88%                                      09/01/19                        1,500              1,613
Dallas TX (Series A) (AMBAC Insured)
5.00%                                      08/15/20                        4,675              4,903  (f)
McKinney Independent School District
5.25%                                      02/15/20                        2,000              2,216
North Central Texas Health Facility
Development Corp.
5.13%                                      05/15/22                        4,500              4,667
San Antonio Independent School District
(Series A)
5.38%                                      08/15/19 - 08/15/20             6,250              7,013
Texas State Public Finance Authority
(AMBAC Insured)
5.00%                                      08/01/17                        5,740              6,004  (e,f)
University of Houston (MBIA Insured)
5.50%                                      02/15/30                        8,000              8,622  (f)
University of Texas
5.25%                                      08/15/14                        5,705              6,463
                                                                                             89,263

UTAH - 0.7%
City of Salt Lake City UT
5.13%                                      06/15/19                        3,715              4,055
Metropolitan Water District of Salt Lake
& Sandy (Series A) (AMBAC Insured)
5.00%                                      07/01/22 - 07/01/24             6,100              6,611  (f)
Murray UT (MBIA Insured)
4.75%                                      05/15/20                        2,285              2,300  (f)
                                                                                             12,966

VERMONT - 0.1%
University of Vermont & State
Agricultural College (AMBAC Insured)
5.13%                                      10/01/27                        1,000              1,071  (f)

VIRGINIA - 1.1%
Chesterfield County Industrial
Development Authority
5.88%                                      06/01/17                        3,000              3,350
City of Norfolk VA (MBIA Insured)
5.88%                                      11/01/20                        1,920              1,977  (f)
Fairfax County Water Authority
5.00%                                      04/01/30                        5,275              5,688
Virginia Commonwealth Transportation
Board (Series A)
5.75%                                      05/15/21                        1,945              2,163  (e)
Virginia Resources Authority (Series A)
5.13%                                      11/01/34                        5,000              5,409
                                                                                             18,587

WASHINGTON - 1.3%
King County WA
5.50%                                      12/01/13                          970              1,117  (d)
5.50%                                      12/01/13                        9,030             10,313
5.80%                                      12/01/12                       10,000             10,891  (e)
                                                                                             22,321

WEST VIRGINIA - 0.5%
West Virginia Housing Development Fund
(Series B)
5.30%                                      05/01/24                        4,000              4,172
West Virginia Housing Development Fund
(Series C)
5.35%                                      11/01/27                        4,490              4,686
                                                                                              8,858

WISCONSIN - 1.0%
State of Wisconsin (Series 1) (AMBAC
Insured)
5.75%                                      07/01/14                        2,990              3,420  (f)
5.75%                                      07/01/14                        2,010              2,326  (e,f)
State of Wisconsin (Series A)
5.30%                                      07/01/18                        5,800              6,411
Wisconsin State Health & Educational
Facilities Authority (MBIA Insured)
5.25%                                      08/15/27                        5,000              5,196  (f)
                                                                                             17,353

TOTAL INVESTMENT IN SECURITIES                                                            1,723,283
(COST $1,607,141)

                                                                       NUMBER OF
                                                                          SHARES
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.8%
--------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
3.20%                                                                 13,045,761             13,046 (b,c)
(COST $13,046)

TOTAL INVESTMENTS                                                                         1,736,329
(COST $1,620,187)

OTHER ASSETS AND LIABILITIES, NET - 0.9%                                                     15,968
                                                                                         ----------
NET ASSETS - 100.0%                                                                      $1,752,297
                                                                                         ==========


--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30, 2005
--------------------------------------------------------------------------------


(a) Pursuant toH Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $12,674 or 0.72% of net assets for the Elfun Tax-Exempt Income. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b)  Coupon amount represents effective yield.

(c) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(d) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(e) Prerefunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(f) The security is insured by MBIA, AMBAC, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2005 (as a percentage of net assets) as follows:

         MBIA              15.3%
         AMBAC             15.5%
         FSA               10.5%
         FGIC               5.8%


*    Less than 0.1%



Abbreviations:

AMBAC   AMBAC Indemnity Corporation
FGIC    Financial Guaranty Insurance Corporation
FSA     Financial Security Assurance
MBIA    Municipal Bond Investors Assurance Corporation



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 29, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  August 29, 2005